TAXATION - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)	$ (29,915)	$ (37,542)
Investment tax credits taxable in future years when utilized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)	(19,379)	$ (13,819)
Unrecognized tax benefits	$ 7,986